Financing Receivable, Net - Summary of Aging Analysis of Past Due Financing Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	¥ 5,692,265	¥ 4,808,064
1-29 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	221,633	93,205
30-59 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	165,269	67,796
60-89 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	160,909	58,292
90-179 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	324,523	143,553
Total Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	872,334	362,846
Current
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	¥ 4,819,931	¥ 4,445,218